RETIREMENT BENEFIT OBLIGATIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) country item	Dec. 31, 2021 USD ($)
Disclosure of defined benefit plans [line items]
Amount recognised on the balance sheet - liability	$ (70)	$ (127)
Amount recognised on the balance sheet - asset	141	182
Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	$ 71	55
Pension plans
Disclosure of defined benefit plans [line items]
Number of countries | country	14
Number of major defined benefit plans | item	2
Pension plans | Minimum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	1.30%
Minimum funding requirement period	7 years
Pension plans | Maximum
Disclosure of defined benefit plans [line items]
Retirement benefits as a percentage of final salary	66.70%
Pension plans | Funded plans
Disclosure of defined benefit plans [line items]
Funded	$ 133	159
Pension plans | United Kingdom | Funded plans
Disclosure of defined benefit plans [line items]
Funded	114	137
Pension plans | United States of America | Funded plans
Disclosure of defined benefit plans [line items]
Funded	24	40
Pension plans | Other Countries | Funded plans
Disclosure of defined benefit plans [line items]
Funded	(5)	(18)
Pension plans | Other Countries | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	(52)	(91)
Retirement Healthcare | Unfunded plans
Disclosure of defined benefit plans [line items]
Unfunded	$ (10)	$ (13)